UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

------------------------------------------------------------------------------ ------ -------------
ASSETS:
     Investments in securities, market value  (1)                                  $   338,989,210
     Cash                                                                                   30,746
     Dividends receivable                                                                  127,254
     Subscriptions receivable                                                              359,612
     Receivable for investments sold                                                       199,426
                                                                                      -------------

       Total assets                                                                    339,706,248
                                                                                      -------------

LIABILITIES:
     Due to investment adviser                                                             291,040
     Redemptions payable                                                                   254,697
     Payable for investments purchased                                                     868,107
                                                                                      -------------

       Total liabilities                                                                 1,413,844
                                                                                      -------------

NET ASSETS                                                                         $   338,292,404
                                                                                      =============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $     1,962,667
     Additional paid-in capital                                                        250,421,421
     Net unrealized appreciation on investments                                         77,539,694
     Undistributed net investment loss                                                   (764,678)
     Accumulated net realized gain on investments                                        9,133,300
                                                                                      -------------

NET ASSETS                                                                         $   338,292,404
                                                                                      =============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $         17.24
                                                                                      =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        230,000,000
     Outstanding                                                                        19,626,668

(1)  Cost of investments in securities:                                            $   261,449,516

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------- ----- -------------


INVESTMENT INCOME:
     Interest                                                                      $       201,563
     Dividends                                                                             724,913
     Foreign withholding tax                                                               (4,756)
                                                                                      -------------

       Total income                                                                        921,720
                                                                                      -------------

EXPENSES:
     Audit fees                                                                              7,763
     Bank and custodial fees                                                                24,413
     Investment administration                                                              42,717
     Management fees                                                                     1,606,093
     Other expenses                                                                         18,113
                                                                                      -------------

       Total expenses                                                                    1,699,099

     Less amount reimbursed by investment adviser                                           12,701
                                                                                      -------------

     Net expenses                                                                        1,686,398
                                                                                      -------------

NET INVESTMENT LOSS                                                                      (764,678)
                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                   12,924,060
     Change in net unrealized appreciation on investments                              (7,297,137)
                                                                                      -------------

     Net realized and unrealized gain on investments                                     5,626,923
                                                                                      -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     4,862,245
                                                                                      =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

-------------------------------------------------------------------------------------------- -- --------------
                                                                                  2005              2004
                                                                              --------------    --------------
                                                                                UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss                                                   $      (764,678)  $    (1,910,887)
     Net realized gain on investments                                            12,924,060        34,561,915
     Change in net unrealized appreciation on investments                       (7,297,137)        17,108,633
                                                                              --------------    --------------

     Net increase in net assets resulting from operations                         4,862,245        49,759,661
                                                                              --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gains                                                              0      (33,469,077)
                                                                              --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           71,908,208       143,938,804
     Reinvestment of distributions                                                                 33,469,077
     Redemptions of shares                                                     (65,874,834)     (201,478,567)
                                                                              --------------    --------------

     Net increase (decrease) in net assets resulting from share
     transactions                                                                 6,033,374      (24,070,686)
                                                                              --------------    --------------

     Total increase (decrease) in net assets                                     10,895,619       (7,780,102)

NET ASSETS:
     Beginning of period                                                        327,396,785       335,176,887
                                                                              --------------    --------------

     End of period  (1)                                                    $    338,292,404  $    327,396,785
                                                                              ==============    ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                         4,337,328         8,644,038
     Issued in reinvestment of distributions                                                        1,996,325
     Redeemed                                                                   (3,967,786)      (12,256,894)
                                                                              --------------    --------------

     Net increase (decrease)                                                        369,542       (1,616,531)
                                                                              ==============    ==============

(1) Including undistributed net investment loss                            $      (764,678)  $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months     Year Ended December 31,
                                       Ended
                                                ------------------------------------------------------
                                                ------------------------------------------------------
                                     June 30,     2004       2003       2002        2001       2000
                                       2005
                                    ---------------------  ---------   --------   ---------  ---------
                                    ---------------------  ---------   --------   ---------  ---------
                                         UNAUDITED

Net Asset Value, Beginning of     $    17.00  $    16.06 $    12.00      15.38  $    15.62 $    15.83
Period

Income from Investment Operations

Net investment income (loss)          (0.04)                                                     0.06
Net realized and unrealized gain        0.28        2.85       4.53     (3.38)      (0.19)       1.08
(loss)
                                    ---------   ---------  ---------   --------   ---------  ---------
                                    ---------   ---------  ---------   --------   ---------  ---------

Total Income (Loss) From
    Investment Operations               0.24        2.85       4.53     (3.38)      (0.19)       1.14
                                    ---------   ---------  ---------   --------   ---------  ---------
                                    ---------   ---------  ---------   --------   ---------  ---------

Less Distributions

From net realized gains                 0.00      (1.91)     (0.47)       0.00      (0.05)     (1.35)
                                    ---------   ---------  ---------   --------   ---------  ---------
                                    ---------   ---------  ---------   --------   ---------  ---------

Net Asset Value, End of Period    $    17.24  $    17.00 $    16.06      12.00  $    15.38 $    15.62
                                    =========   =========  =========   ========   =========  =========
                                    =========   =========  =========   ========   =========  =========


Total Return                           1.41% o    18.09%     37.81%    (21.98%)    (1.12%)      7.34%

Net Assets, End of Period ($000)  $  338,292  $  327,397 $  335,177    204,263  $  266,726 $  255,131

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement             1.05% *     1.05%      1.06%      1.07%       1.09%      1.08%
    - After Reimbursement #            1.05% *     1.04%      1.05%      1.05%       1.05%      1.05%

Ratio of Net Investment Loss to
    Average Net Assets:
    - Before Reimbursement           (0.48%) *   (0.61%)    (0.64%)    (0.71%)     (0.58%)    (0.34%)
    - After Reimbursement #          (0.48%) *   (0.60%)    (0.63%)    (0.69%)     (0.55%)    (0.31%)

Portfolio Turnover Rate               14.14% o    41.48%     49.18%     54.41%      56.73%     56.95%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim T. Rowe Price MidCap Growth Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.09%
     54,000 Alliant Techsystems Inc*                                   3,812,400
      3,700 Embraer-Empresa Brasileira de Aeronautica SA sponsered ADR   122,359
     40,000 Goodrich Corp                                              1,638,400
      1,300 Mercury Computer Systems Inc*                                 35,581
        700 Precision Castparts Corp                                      54,530
    100,900 Rockwell Collins                                           4,810,912
                                                                     $10,474,182

AGRICULTURE --- .03%
      1,500 Delta & Pine Land Co                                          37,590
        900 Monsanto Co                                                   56,583
                                                                         $94,173

AIR FREIGHT --- .77%
     32,300 CH Robinson Worldwide Inc                                  1,879,860
     14,600 Expeditors International of Washington Inc                   727,226
                                                                      $2,607,086

AIRLINES --- 1.25%
     73,000 JetBlue Airways Corp*                                      1,492,120
      3,000 SkyWest Inc                                                   54,540
    192,300 Southwest Airlines Co                                      2,678,739
                                                                      $4,225,399

AUTO PARTS & EQUIPMENT --- 1.39%
    155,800 Gentex Corp                                                2,835,560
     77,000 TRW Automotive Holdings Corp*                              1,887,270
                                                                      $4,722,830

AUTOMOBILES --- .03%
      1,800 Thor Industries Inc                                           56,574
      1,600 Winnebago Industries Inc                                      52,400
                                                                        $108,974

BANKS --- .33%
      1,700 Boston Private Financial Holdings Inc                         42,840
        800 City National Corp                                            57,368
      1,400 East West Bancorp Inc                                         47,026
        700 First Horizon National Corp                                   29,540
      1,950 North Fork Bancorp Inc                                        54,776
     15,100 SVB Financial Group*                                         723,290
      3,800 Synovus Financial Corp                                       108,946
      3,400 UCBH Holdings Inc                                             55,216
                                                                      $1,119,002

BIOTECHNOLOGY --- 3.88%
      1,600 Applera Corp - Celera Genomics Group                          31,472
     54,200 Cephalon Inc*                                              2,157,702
      1,100 Charles River Laboratories International Inc*                 53,075
      7,200 Diversa Corp*                                                 37,512
        700 Genzyme Corp*                                                 42,063
     79,000 Gilead Sciences Inc*                                       3,475,210
     58,900 Human Genome Sciences Inc*                                   682,062
        900 Invitrogen Corp*                                              74,961
      1,100 Martek Biosciences Corp*                                      41,745
    165,800 MedImmune Inc*                                             4,430,174
      5,200 Millennium Pharmaceuticals Inc*                               48,204
      2,600 Nektar Therapeutics*                                          43,784
     45,100 Protein Design Labs Inc*                                     911,471
      5,200 Qiagen NV*                                                    60,008
      1,400 Techne Corp*                                                  64,274
     56,900 Vertex Pharmaceuticals Inc*                                  958,196
      5,900 deCODE Genetics Inc*                                          55,401
                                                                     $13,167,314

BROADCAST/MEDIA --- 3.67%
    197,400 Citadel Broadcasting Co*                                   2,260,230
     69,500 Cox Radio Inc*                                             1,094,625
      3,700 Cumulus Media Inc Class A*                                    43,586
        900 EW Scripps Co Class A                                         43,920
     22,600 Entercom Communications Corp*                                752,354
      3,400 Radio One Inc*                                                43,418
      5,400 Regent Communications Inc*                                    31,698
     14,000 Research in Motion Ltd*                                    1,032,500
    107,325 Rogers Communications Inc Class B                          3,528,846
      3,800 Salem Communications Corp  Class A*                           75,392
      3,300 Spanish Broadcasting System Inc*                              32,967
     84,200 Univision Communications Inc Class A*                      2,319,710
      1,900 Westwood One Inc                                              38,817
     34,000 XM Satellite Radio Holdings Inc*                           1,144,440
                                                                     $12,442,503

BUILDING MATERIALS --- .71%
     57,000 American Standard Cos Inc                                  2,389,440
        700 Trex Co Inc*                                                  17,990
                                                                      $2,407,430

CHEMICALS --- .33%
     39,700 Amylin Pharmaceuticals Inc*                                  830,921
      1,300 Ecolab Inc                                                    42,068
      1,200 Engelhard Corp                                                34,260
      1,300 Praxair Inc                                                   60,580
        700 Sigma-Aldrich Corp                                            39,228
      1,800 Symyx Technologies Inc*                                       50,364
      1,200 Valspar Corp                                                  57,948
                                                                      $1,115,369

COMMUNICATIONS - EQUIPMENT --- 2.25%
     92,200 ADTRAN Inc                                                 2,285,638
     51,000 Comverse Technology Inc*                                   1,206,150
      3,200 Corning Inc*                                                  53,184
    130,000 Harris Corp                                                4,057,300
      1,100 Plantronics Inc                                               39,996
                                                                      $7,642,268

COMPUTER HARDWARE & SYSTEMS --- .61%
      1,400 Cognos Inc*                                                   47,796
     40,000 Diebold Inc                                                1,804,400
      1,900 Lexmark International Group Inc Class A*                     123,177
      1,400 Network Appliance Inc*                                        39,578
      1,500 QLogic Corp*                                                  46,305
                                                                      $2,061,256

COMPUTER SOFTWARE & SERVICES --- 8.40%
     80,700 Activision Inc*                                            1,333,164
     50,900 Adobe Systems Inc                                          1,456,758
      1,000 Affiliated Computer Services Inc Class A*                     51,100
     36,000 CACI International Inc Class A*                            2,273,760
    135,000 CNET Networks Inc*                                         1,584,900
    171,200 Cadence Design Systems Inc*                                2,338,592
      2,800 Check Point Software Technologies Ltd*                        55,440
      3,000 Citrix Systems Inc*                                           64,980
     21,600 Cogent Inc*                                                  616,680
      2,800 Cognizant Technology Solutions Corp*                         131,964
      1,000 Electronic Arts Inc*                                          56,610
        800 F5 Networks Inc*                                              37,788
      1,800 FactSet Research Systems Inc                                  64,512
      1,600 Fair Isaac Co                                                 58,400
      1,700 FileNET Corp*                                                 42,738
      1,900 Fiserv Inc*                                                   81,605
      1,400 Hyperion Solutions Corp*                                      56,336
      2,200 Internet Security Systems Inc*                                44,638
     21,100 Intuit Inc*                                                  951,821
     67,900 Jack Henry & Associates Inc                                1,243,249
     52,800 Juniper Networks Inc*                                      1,329,504
     16,000 Macromedia Inc*                                              611,520
      6,400 MatrixOne Inc*                                                32,000
    117,100 McAfee Inc*                                                3,065,678
     42,500 Mercury Interactive Corp*                                  1,630,300
     66,700 NAVTEQ*                                                    2,479,906
      8,000 Novell Inc*                                                   49,600
      4,700 Paychex Inc                                                  152,938
     92,300 Red Hat Inc*                                               1,209,130
      1,300 SINA Corp*                                                    36,270
      1,800 Sabre Holdings Corp                                           35,910
      2,400 Salesforce.com*                                               49,152
     38,000 SunGard Data Systems Inc*                                  1,336,460
      3,100 Synopsys Inc*                                                 51,677
      1,500 THQ Inc*                                                      43,905
      7,400 VERITAS Software Corp*                                       180,560
    124,500 VeriSign Inc*                                              3,580,620
      1,100 Websense Inc*                                                 52,855
                                                                     $28,473,020

CONGLOMERATES --- .72%
     41,000 Teleflex Inc                                               2,434,170
                                                                      $2,434,170

CONTAINERS --- .01%
        700 Sealed Air Corp*                                              34,853
                                                                         $34,853

ELECTRONIC INSTRUMENT & EQUIP --- 5.62%
        900 Ametek Inc                                                    37,665
     41,500 CDW Corp                                                   2,369,235
    207,000 Flextronics International Ltd*                             2,734,470
     70,400 Flir Systems Inc*                                          2,100,736
     42,000 Garmin Ltd                                                 1,795,500
     27,400 Harman International Industries Inc                        2,229,264
      3,000 II-IV Inc*                                                    55,170
     95,900 Jabil Circuit Inc*                                         2,947,007
      1,100 Littelfuse Inc*                                               30,635
      2,400 Molex Inc                                                     56,352
      1,600 National Instruments Corp                                     33,920
     64,800 Roper Industries Inc                                       4,624,776
      5,300 Symbol Technologies Inc                                       52,311
                                                                     $19,067,041

ELECTRONICS - SEMICONDUCTOR --- 4.72%
     72,200 AMIS Holdings Inc*                                           963,148
     10,800 Altera Corp*                                                 214,056
      5,300 Analog Devices Inc                                           197,743
      1,600 Broadcom Corp Class A*                                        56,816
      1,200 Cymer Inc*                                                    31,620
     62,100 Integrated Circuit Systems Inc*                            1,281,744
    126,900 Intersil Holding Corp                                      2,381,913
        800 KLA-Tencor Corp                                               34,960
      1,600 Lam Research Corp*                                            46,304
      5,400 Linear Technology Corp                                       198,126
     16,500 Marvell Technology Group Ltd*                                627,660
      5,700 Maxim Integrated Products Inc                                217,797
    100,600 Microchip Technology Inc                                   2,979,772
     10,200 National Semiconductor Corp                                  224,706
     91,800 Novellus Systems Inc                                       2,268,378
     95,000 PMC-Sierra Inc*                                              886,350
     58,600 Semtech Corp*                                                975,690
      3,400 Silicon Laboratories Inc*                                     89,114
     91,200 Xilinx Inc                                                 2,325,600
                                                                     $16,001,497

FINANCIAL SERVICES --- 4.72%
     83,000 CapitalSource Inc*                                         1,629,290
    101,400 Eaton Vance Corp                                           2,424,474
     38,100 Federated Investors Inc Class B                            1,143,381
      1,400 First Marblehead Corp*                                        49,084
      2,700 Franklin Resources Inc                                       207,846
     15,400 Investors Financial Services Corp                            582,428
     30,400 Legg Mason Inc                                             3,164,944
        600 MGIC Investment Corp                                          39,132
      3,800 Mellon Financial Corp                                        109,022
    109,600 MoneyGram International Inc                                2,095,552
      4,200 Moody's Corp                                                 188,832
      4,300 Northern Trust Corp                                          196,037
     50,000 Principal Financial Group                                  2,095,000
      1,000 Radian Group Inc                                              47,220
      1,100 SEI Investments Co                                            41,085
      4,200 State Street Corp                                            202,650
     96,000 Waddell & Reed Financial Class A                           1,776,000
                                                                     $15,991,977

FOOD & BEVERAGES --- .66%
     77,100 Cott Corp*                                                 1,683,093
     17,000 Cott Corp*                                                   371,110
        600 Hershey Foods Corp                                            37,260
      1,900 McCormick & Co Inc (nonvtg)                                   62,092
      1,942 Tootsie Roll Industries Inc                                   56,804
        600 Wm Wrigley Jr Co                                              41,304
                                                                      $2,251,663

GOLD, METALS & MINING --- .58%
     50,000 Newmont Mining Corp                                        1,951,500
                                                                      $1,951,500

HEALTH CARE RELATED --- 7.51%
     72,000 Alkermes Inc*                                                951,840
      2,200 Caremark Rx Inc*                                              97,944
     53,000 Community Health Systems Inc*                              2,002,870
     27,300 Coventry Health Care Inc*                                  1,931,475
     25,450 DaVita Inc*                                                1,157,466
    145,000 Elan Corp PLC sponsored ADR*                                 988,900
      2,200 Express Scripts Inc Class A*                                 109,956
    109,600 Health Management Associates Inc Class A                   2,869,328
      2,500 Henry Schein Inc*                                            103,800
      2,800 IMS Health Inc                                                69,356
     35,000 Kinetic Concepts Inc*                                      2,100,000
     67,100 Laboratory Corp of America Holdings*                       3,348,290
      1,500 Lincare Holdings Inc*                                         61,260
     95,700 Manor Care Inc                                             3,802,161
      2,200 Medco Health Solutions Inc*                                  117,392
    121,000 Omnicare Inc                                               5,134,030
      1,200 Patterson Cos Inc*                                            54,096
      3,500 Quest Diagnostics Inc                                        186,445
      2,900 WellChoice Inc*                                              201,463
      2,200 WellPoint Inc*                                               153,208
                                                                     $25,441,280

HOMEBUILDING --- .07%
        700 Centex Corp                                                   49,469
        600 KB Home                                                       45,738
        700 Lennar Corp                                                   44,415
        400 Pulte Corp                                                    33,700
        500 Toll Brothers Inc*                                            50,775
                                                                        $224,097

HOTELS/MOTELS --- 1.23%
      2,500 Choice Hotels International Inc                              164,250
    104,700 Fairmont Hotels & Resorts Inc                              3,646,701
      2,700 Hilton Hotels Corp                                            64,395
      2,900 Marriott International Inc Class A                           197,838
      2,000 Wynn Resorts Ltd*                                             94,540
                                                                      $4,167,724

INSURANCE RELATED --- 2.36%
        700 Ambac Financial Group Inc                                     48,832
        900 Arch Capital Group Ltd*                                       40,545
      1,600 Arthur J Gallagher & Co                                       43,408
     97,000 Assurant Inc                                               3,501,700
     46,200 Axis Capital Holdings Ltd                                  1,307,460
      1,100 Brown & Brown Inc                                             49,434
      1,100 MBIA Inc                                                      65,241
        100 Markel Corp*                                                  33,900
      1,600 Marsh & McLennan Cos Inc                                      44,320
     23,000 Protective Life Corp                                         971,060
      1,100 RenaissanceRe Holdings Ltd                                    54,164
        700 Triad Guaranty Inc*                                           35,273
     55,600 Willis Group Holdings Ltd                                  1,819,232
                                                                      $8,014,569

INVESTMENT BANK/BROKERAGE FIRM --- 2.29%
        900 AG Edwards Inc                                                40,635
    200,000 Ameritrade Holding Corp*                                   3,718,000
      4,000 Amvescap PLC                                                  48,040
     11,300 Charles Schwab Corp                                          127,464
    138,000 E*TRADE Financial Corp*                                    1,930,620
      3,000 Lazard Ltd*                                                   69,750
     48,200 Nuveen Investments                                         1,813,284
      1,100 Raymond James Financial Inc                                   31,075
                                                                      $7,778,868

LEISURE & ENTERTAINMENT --- 1.62%
      3,300 Boyd Gaming Corp                                             168,729
     78,100 Brunswick Corp                                             3,383,292
     44,100 DreamWorks Animation SKG Inc*                              1,155,420
        700 Harley-Davidson Inc                                           34,720
      2,100 Harrah's Entertainment Inc                                   151,347
      3,300 International Game Technology                                 92,895
      2,800 Mattel Inc                                                    51,240
      3,300 Royal Caribbean Cruises Ltd                                  159,588
      1,950 Shuffle Master Inc*                                           54,659
      3,000 Station Casinos Inc                                          199,200
      1,500 WMS Industries Inc*                                           50,625
                                                                      $5,501,715

MACHINERY --- 2.46%
     42,000 Danaher Corp                                               2,198,280
        800 IDEX Corp                                                     30,888
     31,300 ITT Industries Inc                                         3,055,819
     38,000 Oshkosh Truck Corp                                         2,974,640
      2,100 Pall Corp                                                     63,756
                                                                      $8,323,383

MANUFACTURING --- 0.40%
     59,400 Dolby Laboratories Inc*                                    1,310,364
        800 Mettler-Toledo International Inc*                             37,264
                                                                      $1,347,628

MEDICAL PRODUCTS --- 2.52%
      1,200 ArthroCare Corp*                                              41,928
     14,200 Bausch & Lomb Inc                                          1,178,600
        800 Beckman Coulter Inc                                           50,856
      1,200 Becton Dickinson & Co                                         62,964
      3,500 Biomet Inc                                                   121,240
      1,900 CR Bard Inc                                                  126,369
        900 Cooper Cos Inc                                                54,774
      1,300 Dentsply International Inc                                    70,200
     47,200 Edwards Lifesciences Corp*                                 2,030,544
     29,000 Gen-Probe Inc*                                             1,050,670
     12,700 Inamed Corp*                                                 850,519
      1,000 Integra LifeSciences Holdings*                                29,200
      2,600 Kyphon Inc*                                                   90,454
      1,300 Millipore Corp*                                               73,749
      1,000 ResMed Inc*                                                   65,990
      1,800 Respironics Inc*                                              64,998
      1,200 Smith & Nephew PLC sponsored ADR                              59,292
      1,700 St Jude Medical Inc*                                          74,137
      1,200 Sybron Dental Specialties Inc*                                45,144
     24,100 Varian Medical Systems Inc*                                  899,653
     37,900 Waters Corp*                                               1,408,743
      2,100 Wright Medical Group Inc*                                     56,070
        400 Zimmer Holdings Inc*                                          30,468
                                                                      $8,536,562

OFFICE EQUIPMENT & SUPPLIES --- .05%
        800 Avery Dennison Corp                                           42,368
      1,100 HNI Corp                                                      56,265
      1,950 Zebra Technologies Corp Class A*                              85,391
                                                                        $184,024

OIL & GAS --- 7.29%
     82,300 BJ Services Co                                             4,319,104
      2,200 Baker Hughes Inc                                             112,552
      2,800 Cooper Cameron Corp*                                         173,740
     68,000 EOG Resources                                              3,862,400
     69,000 FMC Technologies Inc*                                      2,205,930
     84,400 Murphy Oil Corp                                            4,408,212
     57,800 Smith International Inc                                    3,681,860
      3,000 Weatherford International Ltd*                               173,940
     59,000 Western Gas Resources Inc                                  2,059,100
    109,266 XTO Energy Inc                                             3,713,951
                                                                     $24,710,789

PHARMACEUTICALS --- 4.18%
     59,100 Abgenix Inc*                                                 507,078
        600 Allergan Inc                                                  51,144
     57,000 Andrx Group*                                               1,157,670
      2,600 AtheroGenics Inc*                                             41,548
     58,000 Barr Laboratories Inc*                                     2,826,920
     30,800 Celgene Corp*                                              1,255,716
    147,600 IVAX Corp*                                                 3,173,400
     31,200 Neurocrine Biosciences Inc*                                1,312,272
     11,300 OSI Pharmaceuticals Inc*                                     461,831
     29,400 Sepracor Inc*                                              1,764,294
     30,000 Taro Pharmaceutical Industries Ltd*                          872,100
      1,500 The Medicines Co*                                             35,085
     41,000 Valeant Pharmaceuticals International                        722,830
                                                                     $14,181,888

POLLUTION CONTROL --- .02%
      1,200 Stericycle Inc*                                               60,384
                                                                         $60,384

PRINTING & PUBLISHING --- .36%
      1,200 McGraw-Hill Cos Inc                                           53,100
      1,100 Meredith Corp                                                 53,966
        900 New York Times Co                                             28,035
     25,900 Scholastic Corp*                                             998,445
        100 Washington Post Co Class B                                    83,503
                                                                      $1,217,049

RESTAURANTS --- 1.09%
     64,450 Cheesecake Factory Inc*                                    2,238,349
      1,200 Outback Steakhouse Inc                                        54,288
     23,000 PF Changs China Bistro Inc*                                1,356,540
      1,700 Ruby Tuesday Inc                                              44,030
                                                                      $3,693,207

RETAIL --- 7.12%
     49,300 Amazon.com Inc*                                            1,630,844
      3,100 Bed Bath & Beyond Inc*                                       129,518
     56,000 Best Buy Co Inc                                            3,838,800
     43,000 CarMax Inc*                                                1,145,950
     87,800 Dollar General Corp                                        1,787,608
      1,500 Dollar Tree Stores Inc*                                       36,000
     97,000 Family Dollar Stores Inc                                   2,531,700
      2,100 Freds Inc                                                     34,818
     11,000 MSC Industrial Direct Co Inc Class A                         371,250
      1,450 Men's Wearhouse Inc*                                          49,924
     80,400 O'Reilly Automotive Inc*                                   2,396,724
     91,600 Petsmart Inc                                               2,780,060
     78,000 Ross Stores Inc                                            2,254,980
     14,000 Shoppers Drug Mart Corp                                      485,635
     26,000 Shoppers Drug Mart Corp                                      901,894
      4,200 Staples Inc                                                   89,544
      4,400 TJX Cos Inc                                                  107,140
      3,300 Tiffany & Co                                                 108,108
     12,000 Whole Foods Market Inc                                     1,419,600
     51,100 Williams-Sonoma Inc*                                       2,022,027
                                                                     $24,122,124

SPECIALIZED SERVICES --- 9.32%
      1,500 ARAMARK Corp                                                  39,600
     19,292 Apollo Group Inc*                                          1,509,020
      1,600 Career Education Corp*                                        58,576
     66,000 Catalina Marketing Corp                                    1,676,400
     94,900 Certegy Inc                                                3,627,078
     48,000 CheckFree Corp*                                            1,634,880
     88,000 ChoicePoint Inc*                                           3,524,400
      2,800 Cintas Corp                                                  108,080
      1,100 Corporate Executive Board Co                                  86,163
     71,600 DST Systems Inc*                                           3,350,880
        600 DeVry Inc*                                                    11,940
        900 Dun & Bradstreet Corp*                                        55,485
     60,000 Education Management Corp*                                 2,023,800
      1,600 Equifax Inc                                                   57,136
     13,300 Getty Images Inc*                                            987,658
     31,000 Global Payments Inc                                        2,101,800
        700 H&R Block Inc                                                 40,845
      1,300 Harte-Hanks Inc                                               38,649
      1,100 ITT Educational Services Inc*                                 58,762
     93,500 Iron Mountain Inc*                                         2,900,370
      2,500 LECG Corp*                                                    53,150
        700 Lamar Advertising Co*                                         29,939
     71,600 Manpower Inc                                               2,848,248
     75,900 Monster Worldwide Inc*                                     2,176,812
      1,200 Omnicom Group Inc                                             95,832
     58,000 Robert Half International Inc                              1,448,260
        600 UTI Worldwide Inc                                             41,772
      1,500 Universal Technical Institute Inc*                            49,800
     31,000 Viad Corp                                                    878,540
      1,600 WPP Group PLC                                                 81,680
                                                                     $31,595,555

TELEPHONE & TELECOMMUNICATIONS --- 2.73%
     19,000 American Tower Corp*                                         399,380
    154,800 Crown Castle International Corp*                           3,145,536
      1,100 NeuStar Inc*                                                  28,160
    136,600 Nextel Partners Inc*                                       3,438,222
      3,300 Telus Corp                                                   115,979
     60,700 Telus Corp                                                 2,134,212
                                                                      $9,261,489

TEXTILES --- .02%
      2,000 Coach Inc*                                                    67,140
                                                                         $67,140

TRANSPORTATION --- .02%
      1,900 Landstar System Inc*                                          57,228
                                                                         $57,228

TOTAL COMMON STOCK --- 96.43%                                       $326,880,210
(Cost $249,340,516)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

12,109,000 Freddie Mac                                               12,109,000
               2.586%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.57%                               $12,109,000
(Cost $12,109,000)

TOTAL MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%         $338,989,210
(Cost $261,449,516)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $49,951,351 and $44,025,033 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $266,433,821. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $83,115,057 and gross depreciation of securities in which there was an excess of tax cost over value of $10,559,668 resulting in net appreciation of $72,555,389.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

                                     * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005